RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended			12 Months Ended
	Apr. 02, 2024	May 24, 2024	Apr. 29, 2024	Nov. 22, 2019	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Stock issued during period, Restricted shares	300,000		70,000
Reimbursed expenses					$ 0	$ 0	$ 0
Repayments to related parties					108,554	102,080	0
Advances from related parties					2,000	14,000	105,552
Share Price	$ 0.15
Mr. Lee [Member]
Reimbursed expenses								$ 4,906
Related Party Expense					44,535
Repayments to related parties					108,554			268
Advances from related parties					2,000			191,318
Total due to related party					156,283	138,302	98,971	415,347
Mr. Lee [Member] | Management services [Member]
Related party transaction amount					80,000	$ 80,000	$ 30,000	$ 30,000
Private Placement [Member] | Restricted Stock [Member] | Dr. Moore [Member]
Stock issued during period, Restricted shares, Per share	$ 0.15
Stock issued during period, Restricted shares	500,000
Amounts due to related parties					49,000
Yongbiao Ding [Member] | Private Placement [Member] | Restricted Stock [Member]
Stock issued during period, Restricted shares, Per share		$ 0.20		$ 0.10
Stock issued during period, Restricted shares		300,000		300,000
First Scion Investments Limited
Amounts due to related parties					$ 75,722